Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2015
Foreign Currency [Abstract]
Foreign Exchange (Gain) Loss, Net

6.Foreign Exchange (Gain) Loss, Net

For the years ended December 31	2015	2014	2013

Unrealized Foreign Exchange (Gain) Loss on:
Translation of U.S. dollar debt issued from Canada	$754	$456	$349
Translation of U.S. dollar risk management contracts
issued from Canada	(67)	(16)	(19)
	687	440	330
Foreign Exchange on Settlements	358	28	20
Other Monetary Revaluations	37	(65)	(25)
	$1,082	$403	$325

Foreign Exchange on Settlements included foreign exchange on intercompany transactions and foreign exchange on settlement of long-term debt previously reported in Other Monetary Revaluations.